LOSS PER SHARE	6 Months Ended
Jun. 30, 2022
LOSS PER SHARE
LOSS PER SHARE

8.LOSS PER SHARE

	For the six months ended June 30,
	2022	2021
	RMB’000	RMB’000
Loss attributable to holders of ordinary shares (RMB’000):	(29,335)	(70,769)
Weighted average number of ordinary shares outstanding used in computing basic and diluted earnings per share*	6,013,143	4,357,598
Loss per share - basic (RMB)	(4.88)	(16.24)
Loss per share - diluted (RMB)	(4.88)	(16.24)

* Warrants to purchase common stock are not included in the diluted loss per share calculations when their effect is antidilutive. For the six months ended June 30, 2022 and 2021, 1,868,414 shares and 1,353,157 shares, respectively, on a weighted average basis of potential common stock related to outstanding stock warrants were excluded from the calculation of diluted net loss per share as such shares are antidilutive when there is a loss.